MATERIAL ACCOUNTING POLICIES (Details 1)	12 Months Ended
Jun. 30, 2025
Equipment
Statement [Line Items]
Rate	5
Furniture and fixtures [Member]
Statement [Line Items]
Rate	5
Leasehold improvements [Member]
Statement [Line Items]
Rate	Over the lease term
Computer equipment [Member]
Statement [Line Items]
Rate	2
Building
Statement [Line Items]
Rate	25